Segment information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of reconciliation between adjusted profit and statutory profit
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the first six months ended 30 June 2023 and 2022:

	EUR million
	Revenue from ordinary activities		Profit before taxes		Profit
Segment	30-06-2023	30-06-2022	30-06-2023	30-06-2022	30-06-2023	30-06-2022
Europe	19,391	13,649	3,888	2,693	2,536	1,839
North America	13,966	8,154	1,739	2,061	1,346	1,578
South America	20,461	17,613	2,376	3,165	1,458	1,946
Digital Consumer Bank	4,761	3,395	928	1,010	521	572
Corporate Centre	1,121	173	(602)	(1,014)	(620)	(1,041)
Underlying Profit	59,700	42,984	8,329	7,915	5,241	4,894
Adjustments	—	—	(239)	—	—	—
Statutory Profit	59,700	42,984	8,090	7,915	5,241	4,894